Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020
Income Tax Contingency [Line Items]
Freight tax liability, Decrease Resulting from Settlements with Taxing Authorities		$ 9,372	$ 0
Decrease in Unrecognized Tax Benefits is Reasonably Possible				$ 24,400
Settlement with Taxing Authority [Member]
Income Tax Contingency [Line Items]
Payments for Other Taxes	$ 8,500